BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands		12 Months Ended
	Jan. 01, 2019 CNY (¥)	Dec. 31, 2019 item	Dec. 31, 2018 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT
Impairment loss			¥ 216,953
Monthly contributions (as percent of salary)		17%	20%
Transitional adjustment to accumulated losses upon initial adoption of IFRS 15	¥ 0
Number of performance obligations in contracts with customers | item		1
Buildings
PROPERTY, PLANT AND EQUIPMENT
Useful life (in years)		50 years
Other intangible assets mainly include profit sharing rights of Maochang mine
PROPERTY, PLANT AND EQUIPMENT
Useful life (in years)		P22Y6M
Minimum | Land use rights
PROPERTY, PLANT AND EQUIPMENT
Useful life (in years)		P40Y
Minimum | Mining rights
PROPERTY, PLANT AND EQUIPMENT
Useful life (in years)		P3Y
Maximum | Land use rights
PROPERTY, PLANT AND EQUIPMENT
Useful life (in years)		P70Y
Maximum | Mining rights
PROPERTY, PLANT AND EQUIPMENT
Useful life (in years)		P30Y
Maximum | Computer software
PROPERTY, PLANT AND EQUIPMENT
Useful life (in years)		P10Y
Buildings | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life (in years)		P8Y
Useful life of right-of-use assets (in years)		P2Y
Buildings | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life (in years)		P45Y
Useful life of right-of-use assets (in years)		P-20Y
Plant and machinery | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life (in years)		P3Y
Useful life of right-of-use assets (in years)		P2Y
Plant and machinery | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life (in years)		P30Y
Useful life of right-of-use assets (in years)		P-10Y
Transportation facilities | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life (in years)		P6Y
Transportation facilities | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life (in years)		P10Y
Office and other equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life (in years)		P3Y
Office and other equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life (in years)		P10Y
Land use rights | Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life of right-of-use assets (in years)		P10Y
Land use rights | Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life of right-of-use assets (in years)		P-50Y